CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Cash flows provided by (used in) operating activities
Income (loss) before income taxes		$ 4,339	$ 3,930
Adjustments:
Interest expense related to financing activities		398	408
(Decrease) increase in investment contract liabilities		393	331
Changes in insurance contract liabilities and assets		2,133	6,769
Changes in reinsurance contract held assets and liabilities		(136)	10
Realized and unrealized (gains) losses and foreign currency changes on invested assets		129	(4,657)
Sales, maturities and repayments of invested assets		52,512	43,457
Purchases of invested assets		(61,251)	(48,579)
Income taxes received (paid)		(1,138)	(1,240)
Mortgage securitization		(265)	(39)
Other operating activities		5,418	5,222
Net cash provided by (used in) operating activities		2,532	5,612
Cash flows provided by (used in) investing activities
Net (purchase) sale of property and equipment		(143)	(172)
Investment in and transactions with joint ventures and associates		(17)	(75)
Dividends and other proceeds related to joint ventures and associates		160	32
Acquisitions, net of cash and cash equivalents acquired	[1]	0	(439)
Dispositions, net of cash and cash equivalents disposed	[2]	0	297
Other investing activities		(337)	(202)
Net cash provided by (used in) investing activities		(337)	(559)
Cash flows provided by (used in) financing activities
Increase in (repayment of) borrowed funds		23	(72)
Issuance of subordinated debt, net of issuance costs		746	497
Increase in (repayment of) borrowings from credit facility		(340)	141
Redemption of senior debentures and subordinated debt		(750)	(1,000)
Issuance of common shares on exercise of stock options		43	49
Transactions with non-controlling interests		(223)	(52)
Common shares purchased for cancellation		(855)	(186)
Dividends paid on common and preferred shares		(1,962)	(1,882)
Payment of lease liabilities		(175)	(176)
Interest expense paid		(389)	(405)
Net cash provided by (used in) financing activities		(3,882)	(3,086)
Changes due to fluctuations in exchange rates		471	(169)
Increase (decrease) in cash and cash equivalents		(1,216)	1,798
Net cash and cash equivalents, beginning of year		11,170	9,372
Net cash and cash equivalents, end of year		9,954	11,170
Short-term securities, end of year		3,744	2,003
Net cash, cash equivalents and short-term securities, end of year		$ 13,698	$ 13,173

[1]	Consists of total cash consideration paid of $522, less cash and cash equivalents acquired of $83 for the year ended December 31, 2023.
[2]	Consists of total cash consideration received of $516, less cash and cash equivalents disposed of $219 for the year ended December 31, 2023.